Summary of Significant Accounting Policies - Additional Information (Details) ¥ / shares in Units, $ / shares in Units, ¥ in Thousands, $ in Thousands		9 Months Ended			12 Months Ended
	Dec. 04, 2018 USD ($)	Sep. 30, 2020 CNY (¥) LicensedCopyright Customer ¥ / shares	Sep. 30, 2020 USD ($) LicensedCopyright Customer $ / shares	Sep. 30, 2019 CNY (¥)	Dec. 31, 2019 CNY (¥) Customer	Sep. 30, 2020 USD ($)	Jan. 01, 2020 CNY (¥)
Summary Of Significant Accounting Policies [Line Items]
Accumulated deficit balance		¥ (39,424,412)			¥ (33,834,357)	$ (5,806,588)
Net income		(5,490,747)	$ (808,701)	¥ (7,829,544)
Contract liabilities		3,957,230			3,954,763	$ 582,837
Cash paid for content (licensed copyrights and produced content)		11,941,392	1,758,777
Working capital deficit		¥ 4,940,000	$ 727,600
Renminbi ("RMB") to per one U.S. dollar exchange rate		6.7896				6.7896
Content assets amortization period cap		10 years	10 years
Number of types of licensed copyrights | LicensedCopyright		2	2
Barter transaction, gross operating revenue recognized		¥ 957,675	$ 141,050	493,570
Allowance for credit losses on accounts receivable and contract assets, including amounts due from related parties		11,389			¥ 7,225	$ 1,677
Revenue recognition of contract liability		¥ 2,694,143	$ 396,804
Longest expected length of revenue contracts		1 year	1 year
Cash and cash equivalents and restricted cash		¥ 3,818,781				562,445
Accounts Receivable and Contract Assets
Summary Of Significant Accounting Policies [Line Items]
Number of customer accounting for more than ten percent of the total accounts receivable and contract asset balance | Customer		0	0		0
Accounts Receivable and Contract Assets | Credit Concentration Risk
Summary Of Significant Accounting Policies [Line Items]
Concentration risk by percentage		10.00%	10.00%		10.00%
Prepayments and Other Assets
Summary Of Significant Accounting Policies [Line Items]
Contract assets		¥ 1,590,327			¥ 1,875,704	234,230
ASU 2016-13
Summary Of Significant Accounting Policies [Line Items]
Accumulated deficit balance | ¥							¥ 94,048
Accounts receivable and contract assets, including amounts due from related parties, provisions		214,388	$ 31,576
Accounts receivable and contract assets, including amounts due from related parties, write-offs		49,194	7,245
Allowance for credit losses on accounts receivable and contract assets, including amounts due from related parties		400,719			¥ 151,799	59,020
ASC topic 926 | iQIYI Licensed Copyright
Summary Of Significant Accounting Policies [Line Items]
Barter transaction, gross operating revenue recognized		957,675	141,050	493,570
Barter transaction, costs recognized		¥ 710,199	$ 104,601	¥ 411,921
Maximum
Summary Of Significant Accounting Policies [Line Items]
Content assets amortization period cap		10 years	10 years
2023 Convertible Senior Notes
Summary Of Significant Accounting Policies [Line Items]
Debt instrument, face amount | $	$ 750,000					$ 750,000
Debt Instrument, repurchase date	Dec. 01, 2021	Dec. 01, 2021	Dec. 01, 2021
Licensed Copyrights and Produced Content [Member]
Summary Of Significant Accounting Policies [Line Items]
Decrease in Amortization expenses		¥ 398,469	$ 58,688
Net income		¥ 398,469	$ 58,688
Licensed Copyrights and Produced Content [Member] | ClassA and ClassB Ordinary Share [Member]
Summary Of Significant Accounting Policies [Line Items]
Decrease in basic and diluted net loss | (per share)		¥ 0.08	$ 0.01